SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets	$ 198,214	$ 12,174
Total assets	198,214	12,174
Current liabilities	326,002	206,488
Total liabilities	326,002	206,488
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	205,661	20,048
Total assets	205,661	20,048
Current liabilities	213,159	26,688
Total liabilities	$ 213,159	$ 26,688